RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

30.RELATED PARTY TRANSACTIONS

Related party transactions are conducted in the normal course of business and unless otherwise noted, are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

Vector, a joint venture, contracts the services of Enbridge to operate the pipeline. Amounts for these services, which are charged at cost in accordance with service agreements, were $7 million for the year ended December 31, 2015 (2014 - $7 million).

Certain wholly-owned subsidiaries within the Liquids Pipelines, Gas Distribution, Gas Pipelines and Processing and Energy Services segments, have committed and uncommitted transportation arrangements with several joint venture affiliates that are accounted for using the equity method. Total amounts charged to the Company for transportation services for the year ended December 31, 2015 were $332 million (2014 - $256 million).

A wholly-owned subsidiary within Liquids Pipelines had a lease arrangement with a joint venture affiliate. During the year ended December 31, 2015, expenses related to the lease arrangement totalled $151 million (2014 - $21 million) and were recorded to Operating and administrative expense.

Certain wholly-owned subsidiaries within Gas Distribution and Energy Services segments made natural gas and NGL purchases of $228 million (2014 - $315 million) from several joint venture affiliates during the year ended December 31, 2015.

Natural gas sales of $5 million (2014 - $58 million) were made by certain wholly-owned subsidiaries within the Energy Services segment to several joint venture affiliates during the year ended December 31, 2015.

LONG-TERM NOTES RECEIVABLE FROM AFFILIATES

Amounts receivable from affiliates include a series of loans to Vector and other affiliates totalling $149 million and $3 million, respectively (2014 - $183 million and nil, respectively), which require quarterly interest payments at annual interest rates ranging from 4% to 12%. These amounts are included in Deferred amounts and other assets.